Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) (Teekay Corporation [Member])	6 Months Ended
Jun. 30, 2014
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor	10 years
Maximum [Member]
Related Party Transaction [Line Items]
Additional time period for fixed-rate time-charters contract	15 years